Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Net Sales by Product Category

The following table shows net sales by product category for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31
	2017	2016 (1)	2015 (1)
Janitorial, foodservice and breakroom supplies (JanSan)	$1,324,051	$1,453,425	$1,475,379
Technology products	1,216,103	1,348,404	1,356,342
Traditional office products	745,719	830,856	841,654
Industrial supplies	589,857	562,485	588,578
Cut sheet paper	414,989	403,090	346,969
Automotive	324,060	316,546	279,966
Office furniture	268,484	299,180	321,295
Freight and other	154,064	155,036	152,863
Total net sales	$5,037,327	$5,369,022	$5,363,046
(1)

Certain prior period amounts have been reclassified to conform to the current presentation. Such changes include reclassification of specific products to different product categories and did not impact the Consolidated Statements of Operations.